STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities
Net loss	$ (1,295,041)	$ (4,514,971)
Adjustments to reconcile net loss to net cash used in operating activities:
Shares issued for services provided	15,000	3,033,400
Amortization of debt discount	850,785	360,847
Change in fair value of derivative liabilities	(231,896)	(77,228)
Gain on debt extinguishment	(55,269)	(37,461)
Initial derivative expense	142,726	0
Write-off of note receivable and investments	0	21,500
Inventory write-off	0	72,853
Changes in operating assets and liabilities:
Accounts receivable	0	3,600
Prepaids & other current assets	(7,996)	(6,618)
Accounts payable and accrued liabilities	65,959	204,190
Accrued interest	54,953	48,902
Net cash used in operating activities	(460,779)	(890,986)
Cash Flows from Investing Activities
Net cash used in investing activities	0	0
Cash Flows from Financing Activities
Proceeds from note payable to shareholder, net	539,500	415,000
Proceeds from convertible notes	146,000	494,500
Repayment of convertible notes	(309,916)	(436,447)
Proceeds from sale of common stock	83,117	371,070
Net cash provided by financing activities	458,701	844,123
Net increase (decrease) in cash	(2,078)	(46,863)
Cash, beginning of year	2,078	48,941
Cash, end of year	0	2,078
Supplemental disclosures of cash items
Interest paid	0	0
Income tax paid	0	0
Supplemental schedule of non-cash investing and financing activities
Discount on convertible notes payable from derivative liability	1,796,221	147,805
Conversion of loans and accrued interest into common stock	$ 0	$ 144,377